UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2010

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments:

Putnam International Growth and Income Fund

The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (98.8%)(a)
	Shares	Value

Airlines (1.9%)
Qantas Airways, Ltd. (Australia)	1,277,290	$3,217,269
Singapore Airlines, Ltd. (Singapore)	450,540	4,408,500
		7,625,769

Automotive (3.1%)
Bayerische Motoren Werke (BMW) AG (Germany)	46,479	2,242,704
Nissan Motor Co., Ltd. (Japan)	905,300	6,089,737
Porsche Automobil Holding SE (Preference) (Germany)	29,327	2,308,372
Valeo SA (France) (NON)	73,467	1,934,918
		12,575,731

Banking (20.6%)
Banco Bilbao Vizcaya Argentaria SA (Spain)	298,688	5,305,646
Banco do Brasil SA (Brazil)	167,600	2,953,475
Banco Santander Central Hispano SA (Spain)	529,178	8,524,211
Bank of China Ltd. (China)	3,699,000	1,935,078
Barclays PLC (United Kingdom)	860,525	5,095,900
BNP Paribas (Rights) (France) (NON)	48,950	106,090
BNP Paribas SA (France)	48,950	3,913,858
Commonwealth Bank of Australia (Australia)	47,758	2,172,515
DBS Group Holdings, Ltd. (Singapore)	285,000	2,668,927
DnB NOR ASA (Norway) (NON)	183,127	2,125,062
HSBC Holdings PLC (London Exchange) (United Kingdom)	1,034,810	11,858,488
KBC Groupe SA (Belgium) (NON)	39,972	2,009,214
Korea Exchange Bank (South Korea)	209,800	2,454,102
Lloyds Banking Group PLC (United Kingdom)	1,338,916	2,222,224
National Australia Bank, Ltd. (Australia)	185,183	5,007,683
National Bank of Canada (Canada) (S)	88,320	4,923,296
National Bank of Greece SA (Greece) (NON)	142,461	5,111,187
Royal Bank of Canada (Canada) (S)	43,195	2,327,378
Societe Generale (France)	50,788	4,090,567
Toronto-Dominion Bank (Canada) (S)	112,890	7,319,195
		82,124,096

Beverage (1.1%)
Britvic PLC (United Kingdom)	534,904	3,017,801
Carlsberg A/S Class B (Denmark)	20,653	1,497,537
		4,515,338

Broadcasting (1.4%)
Gestevision Telecinco SA (Spain)	145,944	1,842,270
Mediaset SpA (Italy)	511,416	3,579,826
		5,422,096

Chemicals (1.9%)
BASF SE (Germany)	73,140	3,878,316
CF Industries Holdings, Inc.	17,933	1,546,363
Nitto Denko Corp. (Japan)	73,400	2,236,098
		7,660,777

Commercial and consumer services (2.0%)
Kloeckner & Co., AG (Germany) (NON) (S)	78,467	1,799,445
LG Corp. (South Korea)	57,643	3,855,534
TUI Travel PLC (United Kingdom)	613,842	2,501,328
		8,156,307

Computers (1.1%)
Fujitsu, Ltd. (Japan)	658,000	4,268,583
		4,268,583

Conglomerates (3.3%)
Mitsubishi Corp. (Japan)	145,100	2,918,829
Mitsui & Co., Ltd. (Japan)	284,800	3,712,563
Tyco International, Ltd.	72,230	2,490,490
Vivendi SA (France)	126,934	3,930,478
		13,052,360

Construction (1.2%)
CRH PLC (Ireland)	91,667	2,537,753
HeidelbergCement AG (Germany)	21,972	1,423,457
HeidelbergCement AG (Rights) (Germany) (NON)	21,972	117,442
HeidelbergCement AG 144A (Germany) (NON)	14,523	940,873
		5,019,525

Consumer finance (0.2%)
Credit Saison Co., Ltd. (Japan)	81,400	953,313

		953,313

Distribution (0.8%)
Jardine Cycle & Carriage, Ltd. (Singapore)	182,000	3,122,243
		3,122,243

Electric utilities (1.9%)
CEZ AS (Czech Republic)	62,514	3,340,393
E.On AG (Germany)	40,703	1,727,367
RWE AG (Germany)	29,340	2,727,020
		7,794,780

Electrical equipment (0.7%)
Mitsubishi Electric Corp. (Japan)	349,000	2,625,603
		2,625,603

Electronics (3.2%)
Epistar Corp. 144A GDR (Taiwan) (F)(NON)	20,522	370,480
Garmin, Ltd.	43,900	1,656,786
Hynix Semiconductor, Inc. (South Korea) (NON)	45,140	758,729
LG Display Co., Ltd. (South Korea)	63,210	1,819,364
LG Electronics, Inc. (South Korea)	31,675	3,361,638
United Microelectronics Corp. ADR (Taiwan) (NON) (S)	556,900	2,116,220
Venture Corp., Ltd. (Singapore)	421,000	2,677,168
		12,760,385

Engineering and construction (0.8%)
Vinci SA (France)	54,962	3,111,602
		3,111,602

Financial (2.0%)
Irish Life & Permanent PLC (Ireland)	229,820	1,891,402
ORIX Corp. (Japan)	24,600	1,498,123
ORIX Corp. 144A (Japan) (NON)	6,850	417,160
Shinhan Financial Group Co., Ltd. (South Korea) (NON)	106,060	4,245,472
		8,052,157

Food (3.7%)
J Sainsbury PLC (United Kingdom)	756,619	3,935,648
Kerry Group PLC Class A (Ireland)	104,643	2,995,673
Metro, Inc. (Canada)	54,557	1,787,238
Nestle SA (Switzerland)	45,149	1,925,241
Toyo Suisan Kaisha, Ltd. (Japan)	150,000	4,070,947
		14,714,747

Insurance (6.6%)
ACE, Ltd.	95,686	5,115,374
AXA SA (France)	246,318	6,673,099
Fairfax Financial Holdings, Ltd. (Canada)	9,000	3,351,344
RSA Insurance Group PLC (United Kingdom)	1,405,723	3,010,312
Zurich Financial Services AG (Switzerland)	34,224	8,146,211
		26,296,340

Investment banking/Brokerage (2.7%)
Credit Suisse Group (Switzerland)	75,350	4,183,686
Deutsche Bank AG (Germany)	32,274	2,478,658
GAM Holding, Ltd. Class B (Ireland)	37,298	1,863,820
Mediobanca SpA (Italy)	161,607	2,210,379
		10,736,543

Machinery (0.4%)
China National Materials Co., Ltd. (China)	1,807,000	1,534,543
		1,534,543

Medical technology (0.4%)
Covidien PLC (Ireland)	39,438	1,706,088
		1,706,088

Metals (2.3%)
ArcelorMittal (Luxembourg)	68,304	2,555,623
BHP Billiton, Ltd. (Australia)	66,671	2,204,174
Korea Zinc Co., Ltd. (South Korea)	13,270	1,965,058
Noble Group, Ltd. (Hong Kong)	1,365,000	2,352,413
		9,077,268

Natural gas utilities (0.5%)
Tokyo Gas Co., Ltd. (Japan)	522,000	2,169,371
		2,169,371

Office equipment and supplies (0.8%)
Canon, Inc. (Japan)	82,900	3,321,677
		3,321,677

Oil and gas (9.4%)
Australian Worldwide Exploration, Ltd. (Australia)	381,097	910,403
BG Group PLC (United Kingdom)	90,692	1,577,808
BP PLC (United Kingdom)	1,501,515	13,289,556
Nexen, Inc. (Canada)	170,242	3,879,497
Nippon Mining Holdings, Inc. (Japan)	345,500	1,686,039
Repsol YPF SA (Spain)	80,057	2,179,407
Royal Dutch Shell PLC Class B (United Kingdom)	224,074	6,225,824
StatoilHydro ASA (Norway)	76,682	1,727,809
Total SA (France) (S)	103,236	6,138,615
		37,614,958

Pharmaceuticals (6.0%)
Astellas Pharma, Inc. (Japan)	103,000	4,239,307
Fujirebio, Inc. (Japan)	102,000	3,326,817
Novartis AG (Switzerland)	129,583	6,487,909
Ono Pharmaceutical Co., Ltd. (Japan)	30,900	1,604,729
Roche Holding AG (Switzerland)	39,757	6,430,376
UCB SA (Belgium)	41,111	1,736,253
		23,825,391

Real estate (3.1%)
Brookfield Properties Corp. (Canada)	236,708	2,690,418
Cheung Kong Holdings, Ltd. (Hong Kong)	213,000	2,682,092
Japan Retail Fund Investment Corp. (Japan) (R)	478	2,598,075
Leopalace21 Corp. (Japan)	214,600	1,714,327
Wharf (Holdings), Ltd. (Hong Kong)	478,000	2,521,891
		12,206,803

Retail (2.0%)
Koninklijke Ahold NV (Netherlands)	260,705	3,138,202
Lawson, Inc. (Japan)	60,900	2,835,254
Next PLC (United Kingdom)	69,626	1,996,941
		7,970,397

Semiconductor (0.6%)
Tokyo Electron, Ltd. (Japan)	35,400	2,241,205
		2,241,205

Software (0.7%)
Longtop Financial Technologies Ltd. ADR (China) (NON)	99,156	2,821,980
		2,821,980

Technology services (0.7%)
Perfect World Co., Ltd. ADR (China) (NON)	56,681	2,726,356
		2,726,356

Telecommunications (5.4%)
America Movil SAB de CV ADR Ser. L (Mexico)	51,831	2,271,753
BCE, Inc. (Canada)	124,000	3,063,721
France Telecom SA (France)	114,571	3,054,394
KDDI Corp. (Japan)	533	3,002,985
KT Corp. (South Korea)	61,510	2,118,959
Tele2 AB Class B (Sweden)	117,750	1,565,464
Vodafone Group PLC (United Kingdom)	2,816,100	6,319,050
		21,396,326

Telephone (1.3%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	115,800	5,354,169
		5,354,169

Tobacco (0.8%)
Japan Tobacco, Inc. (Japan)	927	3,161,808
		3,161,808

Transportation (0.6%)
DP World, Ltd. (United Arab Emirates)	4,081,267	2,285,510
		2,285,510

Transportation services (1.8%)
ComfortDelgro Corp., Ltd. (Singapore)	2,997,000	3,409,840
Deutsche Post AG (Germany)	198,897	3,728,189
		7,138,029

Trucks and parts (1.1%)
Aisin Seiki Co., Ltd. (Japan)	102,000	2,468,279
Toyoda Gosei Co., Ltd. (Japan) (S)	60,800	1,764,689
		4,232,968

Water Utilities (0.7%)
Guangdong Investment, Ltd. (China)	5,356,000	2,636,246
		2,636,246

Total common stocks (cost $338,168,311)					$394,009,388

WARRANTS (0.0%)(a)(NON)
	Expiration date		Strike Price	Warrants	Value

Mediobanca SpA (Italy) (F)	3/18/11	EUR	9.00	153,912	$10,954

`					$10,954

U.S. TREASURY OBLIGATIONS (0.1%)(a)
				Principal	Value
				amount

U.S. Treasury Notes 3 5/8s May 15, 2013 (i)				320,066	$320,066

Total U.S. treasury obligations (cost $320,066)					$320,066

SHORT-TERM INVESTMENTS (7.3%)(a)
				Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)				$4,861,876	$4,861,876
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)				23,080,509	23,080,474
U.S. Treasury Bills for an effective yield of 0.34%,
July 15, 2010 (SEGSF)				670,000	668,160
U.S. Treasury Bills with effective yields ranging from
0.21% to 0.62%, December 19, 2009 (SEGSF) (i)				567,920	567,667

Total short-term investments (cost $29,178,229)					$29,178,177

TOTAL INVESTMENTS

Total investments (cost $367,677,721)(b)					$423,518,585

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/09 (aggregate face value $124,593,905) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$25,328,670	$23,917,744	10/21/09	$1,410,926
British Pound	20,636,975	21,010,819	10/21/09	(373,844)
Canadian Dollar	6,654,670	6,593,584	10/21/09	61,086
Danish Krone	2,189,899	2,179,740	10/21/09	10,159
Euro	28,838,962	27,981,133	10/21/09	857,829
Japanese Yen	22,485,157	21,823,533	10/21/09	661,624
Norwegian Krone	6,598,138	6,291,648	10/21/09	306,490
Swedish Krona	12,702,253	12,183,921	10/21/09	518,332
Swiss Franc	2,666,398	2,611,783	10/21/09	54,615

Total				$3,507,217

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/09 (aggregate face value $94,214,865) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$10,396,191	$9,884,727	10/21/09	$(511,464)
British Pound	8,282,988	8,385,681	10/21/09	102,693
Canadian Dollar	2,184,236	2,164,275	10/21/09	(19,961)
Euro	18,751,468	18,225,260	10/21/09	(526,208)
Hong Kong Dollar	2,565,501	2,565,516	10/21/09	15
Japanese Yen	23,848,328	23,132,762	10/21/09	(715,566)
Norwegian Krone	7,601,751	7,251,995	10/21/09	(349,756)
Singapore Dollar	13,123,317	12,967,184	10/21/09	(156,133)
Swedish Krona	4,041,512	3,878,010	10/21/09	(163,502)
Swiss Franc	5,895,840	5,759,455	10/21/09	(136,385)

Total				$(2,476,267)

Key to holding's currency abbreviations

EUR   Euro

NOTES

(a) Percentages indicated are based on net assets of $398,898,027.

(b) The aggregate identified cost on a tax basis is $353,213,734, resulting in gross unrealized appreciation and depreciation of $83,255,814 and $12,950,963, respectively, or net unrealized appreciation of $70,304,851.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at September 30, 2009.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $23,080,474. The fund received cash collateral of $16,455,053 which is pooled with collateral of other Putnam funds into 3 issues of short-term investments.

(e) In April 2009, the fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $6,619, for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $40,501,486 and $44,003,300, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs. On September 30, 2009, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchase with cash or securities received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR and GDR after the name of a foreign holding stands for American Depository Receipts and Global Depository Receipts represent ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at September 30, 2009 (as a percentage of Portfolio Value):

Japan	17.6%
United Kingdom	15.3
France	8.2
Canada	7.3
Switzerland	6.8
Germany	5.8
South Korea	5.1
Spain	4.5
Singapore	4.1
Australia	3.4
China	2.9
Ireland	2.7
United States	4.3
Hong Kong	1.9
Italy	1.4
Greece	1.3
Norway	1.0
Belgium	0.9
Czech Republic	0.8
Netherlands	0.8
Brazil	0.7

Luxembourg	0.6
Taiwan	0.6
United Arab Emirates	0.6
Mexico	0.6
Other	0.8

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At September 30, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.

The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $180,420 at September 30, 2009. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $1,427,080 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $578,982.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $1,725,299 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreement is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	12,999,827	8,757,743	--

	Capital goods	3,111,602	11,714,791	--

	Communication services	16,274,382	10,476,113	--

	Conglomerates	6,420,968	6,631,392	--

	Consumer cyclicals	18,205,804	9,945,271	--

	Consumer staples	18,297,340	13,190,252	--

	Energy	35,018,516	2,596,442	--

	Financial	109,500,494	30,868,758	--

	Health care	16,360,626	9,170,853	--

	Technology	9,321,342	15,126,687	370,480

	Transportation	6,013,699	11,035,609	--

	Utilities and power	7,794,780	4,805,617	--

Total common stocks		259,319,380	134,319,528	370,480

U. S. Treasury Obligations		--	320,066	--

Warrants		--	--	10,954

Short-term investments		4,861,876	24,316,301	--

Totals by level		$264,181,256	$158,955,895	$381,434

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$1,030,950	$430,980

Other financial instruments include forward currency contracts.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:					Change in net		Net
		Balance	Accrued		unrealized	Net	transfers in	Balance as of
		as of June 30,	discounts/	Realized	appreciation/	purchases/	and/or out	September 30,
		2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	2009

Common stocks:

	Technology	$--	--	--	103,694	266,786	--	370,480

Total common stocks		$--	--	--	103,694	266,786	--	$370,480

Warrants		$--	--	--	10,954	--	--	$10,954

Totals:		$--	$--	$--	$114,648	$266,786	$--	$381,434

† Includes $114,648 related to Level 3 securities still held at period end.

				Change in net		Net
	Balance	Accrued		unrealized	Net	transfers in	Balance as of
	as of June 30,	discounts/	Realized	appreciation/	purchases/	and/or out	September 30,
	2009 ††	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	2009 ††

Other financial instruments:	$444,634	$--		$(13,654)	$--	$--	$430,980

† Includes $(13,654) related to Level 3 securities still held at period end.

†† Includes amount receivable under receivable purchase agreement.

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	3,984,797	2,953,847

Total	$3,984,797	$2,953,847

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 25, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 25, 2009

Certifications

I, Charles E. Porter, the Principal Executive Officer of the funds listed on Attachment A, certify that:

1. I have reviewed each report on Form N-Q of the funds listed on Attachment A:

2. Based on my knowledge, each report does not contain any untrue statements of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by each report;

3. Based on my knowledge, the schedules of investments included in each report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrants and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which each report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer and I have disclosed to each registrant’s auditors and the audit committee of each registrant’s board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect each registrant’s ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in each registrant’s internal control over financial reporting.

/s/ Charles E. Porter
_____________________________
Date: November 24, 2009
Charles E. Porter
Principal Executive Officer

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2010

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Advertising and marketing services (1.4%)
comScore, Inc. (NON)	52,600	$947,326
ValueClick, Inc. (NON)	79,700	1,051,243
		1,998,569

Aerospace and defense (0.6%)
AeroVironment, Inc. (NON)	27,430	770,509
		770,509

Automotive (1.6%)
ArvinMeritor, Inc.	145,400	1,137,028
Oshkosh Corp.	37,700	1,166,061
		2,303,089

Basic materials (0.5%)
Metabolix, Inc. (NON) (S)	70,700	726,796
		726,796

Biotechnology (5.8%)
Alexion Pharmaceuticals, Inc. (NON) (S)	22,900	1,019,966
Auxilium Pharmaceuticals, Inc. (NON)	13,900	475,519
Exelixis, Inc. (NON) (S)	99,600	635,448
Facet Biotech Corp. (NON)	25,800	446,082
Momenta Pharmaceuticals, Inc. (NON)	40,200	426,522
Nabi Biopharmaceuticals (NON)	208,598	748,867
Orexigen Therapeutics, Inc. (NON) (S)	201,662	1,986,371
PDL BioPharma, Inc.	114,000	898,320
Sequenom, Inc. (NON) (S)	88,200	284,886
United Therapeutics Corp. (NON)	28,600	1,401,114
		8,323,095

Broadcasting (0.6%)
LodgeNet Interactive Corp. (NON) (S)	116,700	881,085
		881,085

Chemicals (4.1%)
Cambrex Corp. (NON)	140,100	882,630
Koppers Holdings, Inc.	37,100	1,100,015
OM Group, Inc. (NON)	17,000	516,630
W.R. Grace & Co. (NON)	116,500	2,532,710
Zoltek Cos., Inc. (NON) (S)	83,400	875,700
		5,907,685

Coal (1.1%)
Alpha Natural Resources, Inc. (NON)	46,129	1,619,128
		1,619,128

Commercial and consumer services (4.7%)
ABM Industries, Inc.	54,800	1,152,992
Emergency Medical Services Corp. Class A (NON)	13,859	644,444
Exponent, Inc. (NON)	23,200	653,544
EZCORP, Inc. Class A (NON)	114,000	1,557,240
Healthcare Services Group, Inc.	58,022	1,065,284
Sotheby's Holdings, Inc. Class A (S)	98,100	1,690,263
		6,763,767

Communications equipment (3.1%)
ADC Telecommunications, Inc. (NON) (S)	271,500	2,264,310
ARRIS Group, Inc. (NON) (S)	31,800	413,718
F5 Networks, Inc. (NON)	45,700	1,811,091
		4,489,119

Computers (9.9%)
3Com Corp. (NON)	201,800	1,055,414
ANSYS, Inc. (NON) (S)	27,300	1,022,931
Brocade Communications Systems, Inc. (NON)	482,800	3,794,808
Commvault Systems, Inc. (NON)	30,300	628,725
Compellent Technologies, Inc. (NON)	45,379	819,091
Emulex Corp. (NON)	116,100	1,194,669
National Instruments Corp.	26,500	732,195
Netezza Corp. (NON)	137,500	1,545,500
Silicon Graphics International Corp. (NON)	200,400	1,344,684
SXC Health Solutions Corp. (NON)	28,500	1,333,515
Teradata Corp. (NON)	27,300	751,296
		14,222,828

Consumer (1.2%)

Blue Nile, Inc. (NON)	13,100	813,772
Scotts Miracle-Gro Co. (The) Class A	20,600	884,770
		1,698,542

Consumer finance (0.7%)
Dollar Financial Corp. (NON)	61,300	982,026
		982,026

Distribution (0.8%)
Beacon Roofing Supply, Inc. (NON)	30,300	484,194
Houston Wire & Cable Co. (S)	58,000	640,900
		1,125,094

Electronics (6.8%)
A123 Systems, Inc. (NON)	1,599	34,091
American Superconductor Corp. (NON) (S)	41,600	1,395,264
Cavium Networks, Inc. (NON) (S)	42,400	910,328
Integrated Device Technology, Inc. (NON)	234,900	1,587,924
International Rectifier Corp. (NON)	59,500	1,159,655
Maxwell Technologies, Inc. (NON) (S)	68,300	1,258,769
Silicon Laboratories, Inc. (NON)	32,500	1,506,700
Skyworks Solutions, Inc. (NON)	50,700	671,268
Technitrol, Inc.	82,000	755,220
Zoran Corp. (NON)	43,700	503,424
		9,782,643

Energy (oil field) (3.8%)
Bolt Technology Corp. (NON)	60,500	760,485
Complete Production Services, Inc. (NON)	64,900	733,370
Natural Gas Services Group, Inc. (NON)	26,600	468,692
Oceaneering International, Inc. (NON)	11,300	641,275
Subsea 7, Inc. (Norway) (NON)	93,000	1,250,195
TETRA Technologies, Inc. (NON)	86,400	837,216
Willbros Group, Inc. (NON)	44,700	680,781
		5,372,014

Energy (other) (1.1%)
Comverge, Inc. (NON) (S)	80,700	985,347
Evergreen Solar, Inc. (NON) (S)	214,073	411,020
Real Goods Solar, Inc. Class A (NON)	67,360	181,198
		1,577,565

Engineering and construction (1.7%)
Aecom Technology Corp. (NON)	23,200	629,648
EMCOR Group, Inc. (NON)	41,900	1,060,908
ENGlobal Corp. (NON)	198,200	816,584
		2,507,140

Environmental (1.5%)
Clean Harbors, Inc. (NON)	28,000	1,575,280
Metalico, Inc. (NON) (S)	126,500	527,505
		2,102,785

Forest products and packaging (0.6%)
Rock-Tenn Co. Class A	19,300	909,223
		909,223

Health-care services (4.2%)
Allos Therapeutics, Inc. (NON)	70,300	509,675
AMN Healthcare Services, Inc. (NON)	54,800	521,148
athenahealth, Inc. (NON) (S)	24,500	940,065
Cross Country Healthcare, Inc. (NON)	88,100	820,211
Health Management Associates, Inc. Class A (NON)	101,400	759,486
IPC The Hospitalist Co., Inc. (NON)	32,600	1,025,270
LifePoint Hospitals, Inc. (NON)	23,600	638,616
Quality Systems, Inc. (S)	14,300	880,451
		6,094,922

Homebuilding (0.6%)
Ryland Group, Inc. (The) (S)	38,474	810,647
		810,647

Investment banking/Brokerage (2.8%)
Evercore Partners, Inc. Class A	39,300	1,148,346
GFI Group, Inc.	141,000	1,019,430
SWS Group, Inc.	125,013	1,800,187
		3,967,963

Lodging/Tourism (0.2%)
Choice Hotels International, Inc.	11,200	347,872
		347,872

Machinery (0.9%)
Briggs & Stratton Corp.	22,100	428,961
Lindsay Corp.	22,900	901,802

		1,330,763

Manufacturing (1.1%)
Mueller Water Products, Inc. Class A	136,100	745,828
Trinity Industries, Inc.	52,100	895,599
		1,641,427

Medical technology (5.6%)
Bruker BioSciences Corp. (NON)	129,100	1,377,497
ev3, Inc. (NON)	85,800	1,056,198
Medical Action Industries, Inc. (NON)	23,500	283,645
Natus Medical, Inc. (NON)	56,800	876,424
NuVasive, Inc. (NON)	22,400	935,424
NxStage Medical, Inc. (NON) (S)	64,500	431,505
Steris Corp. (S)	27,000	822,150
Thoratec Corp. (NON)	29,200	883,884
Volcano Corp. (NON)	82,260	1,383,613
		8,050,340

Metal fabricators (0.7%)
Haynes International, Inc. (NON)	32,600	1,037,332
		1,037,332

Metals (1.6%)
Horsehead Holding Corp. (NON)	126,200	1,479,064
New Gold, Inc. (Canada) (NON)	44,676	169,322
Royal Gold, Inc.	12,900	588,240
		2,236,626

Oil and gas (3.2%)
Approach Resources, Inc. (NON)	53,600	486,688
Arena Resources, Inc. (NON)	17,700	628,350
Brigham Exploration Co. (NON)	71,624	650,346
Comstock Resources, Inc. (NON)	12,353	495,108
Concho Resources, Inc. (NON)	20,900	759,088
EXCO Resources, Inc. (NON) (S)	31,200	583,128
Rosetta Resources, Inc. (NON)	68,100	1,000,389
		4,603,097

Pharmaceuticals (1.8%)
Rigel Pharmaceuticals, Inc. (NON)	83,459	684,364
Salix Pharmaceuticals, Ltd. (NON)	44,089	937,332
Santarus, Inc. (NON) (S)	280,100	921,529
		2,543,225

Real estate (1.6%)
Chimera Investment Corp. (R) (S)	202,300	772,786
Jones Lang LaSalle, Inc.	20,500	971,085
Tanger Factory Outlet Centers (R)	12,900	481,686
		2,225,557

Restaurants (2.0%)
AFC Enterprises (NON)	177,600	1,495,392
Einstein Noah Restaurant Group, Inc. (NON)	118,200	1,423,128
		2,918,520

Retail (4.9%)
Aeropostale, Inc. (NON) (S)	23,900	1,038,933
Chico's FAS, Inc. (NON)	58,000	754,000
Jo-Ann Stores, Inc. (NON)	21,385	573,760
Men's Wearhouse, Inc. (The)	43,000	1,062,100
OfficeMax, Inc.	136,900	1,722,202
Tractor Supply Co. (NON)	11,600	561,672
Wolverine World Wide, Inc.	53,200	1,321,488
		7,034,155

Semiconductor (3.2%)
ATMI, Inc. (NON)	47,400	860,310
Cymer, Inc. (NON)	44,900	1,744,814
Formfactor, Inc. (NON)	42,596	1,018,896
Varian Semiconductor Equipment (NON)	31,300	1,027,892
		4,651,912

Shipping (1.1%)
D/S Norden (Denmark)	23,394	883,817
Wabtec Corp.	17,300	649,269
		1,533,086

Software (3.4%)
Blackboard, Inc. (NON)	16,800	634,704
MedAssets, Inc. (NON) (S)	53,100	1,198,467
Omnicell, Inc. (NON)	81,300	905,682
PROS Holdings, Inc. (NON)	17,718	150,426
TIBCO Software, Inc. (NON)	140,500	1,333,345
Vocus, Inc. (NON)	32,800	685,192
		4,907,816

Staffing (0.4%)
Kenexa Corp. (NON)	44,800	603,904
		603,904

Technology (0.4%)
Unisys Corp. (NON) (S)	233,800	624,246
		624,246

Technology services (2.9%)
FalconStor Software, Inc. (NON)	50,700	251,979
Global Sources, Ltd. (Bermuda) (NON)	178,000	1,222,860
IHS, Inc. Class A (NON)	19,500	997,035
Mercury Computer Systems, Inc. (NON)	62,592	617,157
SAVVIS, Inc. (NON)	68,300	1,080,506
		4,169,537

Telecommunications (1.7%)
Aruba Networks, Inc. (NON)	105,200	929,968
EchoStar Corp. Class A (NON)	40,400	745,784
NeuStar, Inc. Class A (NON)	35,700	806,820
		2,482,572

Textiles (2.5%)
Gymboree Corp. (The) (NON)	16,100	778,918
Perry Ellis International, Inc. (NON)	50,408	808,544
Phillips-Van Heusen Corp.	47,100	2,015,409
		3,602,871

Waste Management (0.6%)
Calgon Carbon Corp. (NON)	61,400	910,562
		910,562

Total common stocks (cost $115,046,523)		$142,391,654

UNITS (0.4%)(a)
	Units	Value

Optisolar Holdings, LLC Class B-1 zero % cv. pfd.
membership units (acquired 7/30/08, cost $509,640)
(Private) (F) (RES)	274,000	$509,640

Total units (cost $509,640)		$509,640

SHORT-TERM INVESTMENTS (11.8%)(a)
	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9, 2009 (d)	$17,000,210	$16,999,963

Total short-term investments (cost $16,999,963)		$16,999,963

TOTAL INVESTMENTS

Total investments (cost $132,556,126) (b)		$159,901,257

WRITTEN OPTIONS OUTSTANDING at 9/30/09 (premiums received $152,282) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

ADC Telecomunications, Inc. (Call)	$141,500	Oct-09/$9.05	$20,941
Clean Harbors, Inc. (Call)	14,600	Oct-09/$62.69	559
Evergreen Solar, Inc. (Call)	214,073	Oct-09/$1.77	46,778
EXCO Resources, Inc. (Call)	31,200	Oct-09/$14.82	123,375
Phillips-Van Heusen Corp. (Call)	24,550	Oct-09/$41.46	53,626
Silicon Laboratories, Inc. (Call)	21,400	Oct-09/$49.48	7,289
SWS Group, Inc. (Call)	65,157	Oct-09/$14.80	22,061
Teradata Corp. (Call)	27,300	Oct-09/$28.14	10,980
Varian Semiconductor Equipment (Call)	16,300	Oct-09/$33.07	16,975

Total			$302,584

NOTES

(a) Percentages indicated are based on net assets of $143,772,116.

(b) The aggregate identified cost on a tax basis is $133,418,878, resulting in gross unrealized appreciation and depreciation of $33,634,234 and $7,151,855, respectively, or net unrealized appreciation of $26,482,379.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2009 was $509,640, or 0.4% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $16,407,213. The fund received cash collateral of $16,999,963 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $557 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $14,307,431 and $14,307,431, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. For the period ended September 30, 2009, the transaction volume of Purchased options contracts was minimal. The fund had an average contract amount of approximately $400,000 on Written options contracts for the period ended September 30, 2009.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At September 30, 2009, the fund had a net liability position of $302,584 on derivative contracts subject to the Master Agreements.

In September 2006, ASC 820 was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$9,780,330	$--	$--

	Capital goods	10,300,518	--	--

	Communication services	2,482,572	--	--

	Consumer cyclicals	25,440,597	--	--

	Consumer staples	4,647,518	--	--

	Energy	13,171,804	--	--

	Financial	7,175,546	--	--

	Health care	25,011,582	--	--

	Technology	42,848,101	--	--

	Transportation	1,533,086	--	--

Total common stocks		142,391,654	--	--

Units		--	--	509,640

Short-term investments		--	16,999,963	--

Totals by level		$142,391,654	$16,999,963	$509,640

		Level 1	Level 2	Level 3

Other financial instruments:		$--	$(302,584)	$--

Other financial instruments include written options.

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:				Change in net		Net
	Balance as of			unrealized	Net	transfers in	Balance as of
	June	Return of	Realized	appreciation/	purchases/	and/or out	September
	30, 2009	capital	gain/(loss)	(depreciation)	sales	of Level 3	30, 2009

Units	$1,698,800	$(1,189,160)	$--	$--	$--	$--	$509,640

Totals:	$1,698,800	$(1,189,160)	$--	$--	$--	$--	$509,640

Market Values of Derivative Instruments as of September 30, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$--	$302,584

Total	$--	$302,584

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 25, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 25, 2009

Certifications

I, Charles E. Porter, the Principal Executive Officer of the funds listed on Attachment A, certify that:

1. I have reviewed each report on Form N-Q of the funds listed on Attachment A:

2. Based on my knowledge, each report does not contain any untrue statements of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by each report;

3. Based on my knowledge, the schedules of investments included in each report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrants and have:

a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which each report is being prepared;

b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer and I have disclosed to each registrant’s auditors and the audit committee of each registrant’s board of directors (or persons performing the equivalent functions):

a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect each registrant’s ability to record, process, summarize, and report financial information; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in each registrant’s internal control over financial reporting.

/s/ Charles E. Porter
_____________________________
Date: November 24, 2009
Charles E. Porter
Principal Executive Officer